Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Contingent consideration realized	$ (7,000,000)	$ (11,000,000)
Derivatives recharged to Seadrill Partners	4,000,000	(7,000,000)
Subsidiaries [Member] | Seadrill Partners LLC [Member]
Related Party Transaction [Line Items]
Intra group revenues	35,000,000	37,000,000
Contingent consideration realized	7,000,000	11,000,000
Rig operating costs charged by Seadrill Partners	(1,000,000)	(2,000,000)
Bareboat charter arrangements	0	3,000,000
Interest expenses charged/recognized		5,000,000
Related party inventory purchases	(3,000,000)	(2,000,000)
Derivatives recharged to Seadrill Partners		1,000,000
Net related party income from Seadrill Partners	46,000,000	73,000,000
Subsidiaries [Member] | Seadrill Partners LLC [Member] | Rig Operating Expenses Charged [Member]
Related Party Transaction [Line Items]
Other revenues	1,000,000	13,000,000
Subsidiaries [Member] | Seadrill Partners LLC [Member] | Deferred Consideration Receivable [Member]
Related Party Transaction [Line Items]
Interest expenses charged/recognized	2,000,000	2,000,000
Subsidiaries [Member] | Seadrill Partners LLC [Member] | Insurance Premiums Charged [Member]
Related Party Transaction [Line Items]
Other revenues	$ 5,000,000	$ 5,000,000